Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 HKD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 12,993,537	$ 1,672,765	$ 17,230,362
Less: provision for credit losses	(110,793)	(14,263)	(99,775)
Accounts receivable, net	$ 12,882,744	$ 1,658,502	$ 17,130,587